PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,561,445	$ 12,797,600
Less: accumulated depreciation	(5,339,526)	(4,360,220)
Property, plant and equipment, net	7,221,919	8,437,380
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,143,588	1,172,094
Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,352,337	10,563,593
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	216,589	215,226
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 848,931	$ 846,687